Fair Value Measurements - Additional Information (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($) position	May 08, 2024 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net impairment charge		$ 6,772,000
Impairment charge		0	$ 0
Contingent consideration, non-current		632,000	1,172,000
Contingent consideration, current			3,300,000
Adjustment in the CVR liability			$ 900,000
Positions that were in unrealized loss positions | position			9
Remaining contractual maturities of available-for-sale securities			1 year
Average maturity of investments upon acquisition			9 months
Surface Acquisition
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of the contingent consideration	$ 3,800,000
Contingent consideration, non-current		500,000
Contingent consideration, current	0
Novartis Institutes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment charge	10,600,000
Novartis Institutes | Surface Acquisition
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net impairment charge	$ 6,800,000
Impairment, Intangible Asset, Finite-Lived, Statement of Income or Comprehensive Income [Extensible Enumeration]	Selling, General and Administrative Expense
Impairment charge	$ 10,600,000
Royalty Fee Derivative Liability
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of the Royalty Fee Derivative		13,600,000		$ 9,200,000
Charge recorded		$ 4,400,000